Employee Future Benefits - Fair Value of Plan Assets by Major Category (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of plan assets [line items]
Money market and cash and cash equivalents	$ 19	$ 12
Total	386	381
Canadian
Disclosure of fair value of plan assets [line items]
Equity securities	66	65
US
Disclosure of fair value of plan assets [line items]
Equity securities	28	26
International
Disclosure of fair value of plan assets [line items]
Equity securities	102	101
Private [Member]
Disclosure of fair value of plan assets [line items]
Equity securities	1	1
AAA
Disclosure of fair value of plan assets [line items]
Bonds	40	48
AA
Disclosure of fair value of plan assets [line items]
Bonds	68	64
A
Disclosure of fair value of plan assets [line items]
Bonds	37	39
BBB
Disclosure of fair value of plan assets [line items]
Bonds	22	22
Below BBB
Disclosure of fair value of plan assets [line items]
Bonds	3	3
Level I
Disclosure of fair value of plan assets [line items]
Money market and cash and cash equivalents	0	(2)
Total	1	(1)
Level I | Canadian
Disclosure of fair value of plan assets [line items]
Equity securities	0	0
Level I | US
Disclosure of fair value of plan assets [line items]
Equity securities	0	0
Level I | International
Disclosure of fair value of plan assets [line items]
Equity securities	0	0
Level I | Private [Member]
Disclosure of fair value of plan assets [line items]
Equity securities	0	0
Level I | AAA
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Level I | AA
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Level I | A
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Level I | BBB
Disclosure of fair value of plan assets [line items]
Bonds	1	1
Level I | Below BBB
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Level II
Disclosure of fair value of plan assets [line items]
Money market and cash and cash equivalents	19	14
Total	384	381
Level II | Canadian
Disclosure of fair value of plan assets [line items]
Equity securities	66	65
Level II | US
Disclosure of fair value of plan assets [line items]
Equity securities	28	26
Level II | International
Disclosure of fair value of plan assets [line items]
Equity securities	102	101
Level II | Private [Member]
Disclosure of fair value of plan assets [line items]
Equity securities	0	0
Level II | AAA
Disclosure of fair value of plan assets [line items]
Bonds	40	48
Level II | AA
Disclosure of fair value of plan assets [line items]
Bonds	68	64
Level II | A
Disclosure of fair value of plan assets [line items]
Bonds	37	39
Level II | BBB
Disclosure of fair value of plan assets [line items]
Bonds	21	21
Level II | Below BBB
Disclosure of fair value of plan assets [line items]
Bonds	3	3
Level III
Disclosure of fair value of plan assets [line items]
Money market and cash and cash equivalents	0	0
Total	1	1
Level III | Canadian
Disclosure of fair value of plan assets [line items]
Equity securities	0	0
Level III | US
Disclosure of fair value of plan assets [line items]
Equity securities	0	0
Level III | International
Disclosure of fair value of plan assets [line items]
Equity securities	0	0
Level III | Private [Member]
Disclosure of fair value of plan assets [line items]
Equity securities	1	1
Level III | AAA
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Level III | AA
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Level III | A
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Level III | BBB
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Level III | Below BBB
Disclosure of fair value of plan assets [line items]
Bonds	$ 0	$ 0